N-2 - USD ($)				3 Months Ended
		Jun. 27, 2025	Jun. 18, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Cover [Abstract]
Entity Central Index Key		0001160864
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		BLACKROCK CORE BOND TRUST
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses

Sales load paid by you (as a percentage of offering price)(1)	1.00%

Offering expenses borne by the Trust (as a percentage of offering price)(1)(2)	0.02%

Dividend reinvestment plan fees	$0.02 per share for open‑market purchases of common shares(3)

Dividend reinvestment plan sale transaction fee	$2.50	(3)
(1)
Represents the estimated commission with respect to the Trust’s common shares being sold in this offering. There is no guarantee that there will be any sales of the Trust’s common shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Trust’s common shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per share of any such sale may be greater than or less than the price set forth under “Capitalization” below, depending on market price of the Trust’s common shares at the time of any such sale.

(2)
Based on a sale price per share of $9.63, which represents the last reported sale price per share of the Trust’s common shares on the NYSE on June 18, 2025. Assumes all of the common shares being offered by this Prospectus Supplement and the accompanying Prospectus are sold. Represents the initial offering costs incurred by the Trust in connection with this offering, which are estimated to be $117,000. Offering costs generally include, but are not limited to, the preparation, review and filing with the SEC of the Trust’s registration statement, the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the Prospectus Supplement and the accompanying Prospectus and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the offering.

(3)
Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Trust. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 2.50
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1],[3]	0.02%
Annual Expenses [Table Text Block]

Estimated Annual Expenses (as a percentage of net assets attributable to common shares)

Management fees(4)(5)	0.77%

Other Expenses(6)	2.91%

Miscellaneous	0.12%

Interest Expense(7)	2.79%

Total Annual Expenses(6)	3.68%

Fee Waivers and/or Expense Reimbursements(5)	—

Total Annual Expenses after Fee Waivers and/or Expense Reimbursements(5)	3.68%
(4)
The Trust currently pays the Advisor a monthly fee at an annual contractual investment management fee rate of 0.50% of its average weekly managed assets. For purposes of calculating these fees, “managed assets” means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust’s accrued liabilities (other than money borrowed for investment purposes).

(5)
The Trust and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Trust’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates that have a contractual management fee, through June 30, 2027. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Trust pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2027. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Trust (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of the Trust or a majority of the outstanding voting securities of the Trust), upon 90 days’ written notice by the Trust to the Advisor.

(6)	The Total Annual Expenses does not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include acquired fund fees and expenses.
(7)
Assumes the use of leverage in the form of reverse repurchase agreements representing 39.5% of managed assets at an annual interest expense to the Trust of 5.2%, which is based on current market conditions. The actual amount of interest expense borne by the Trust will vary over time in accordance with the level of the Trust’s use of reverse repurchase agreements and variations in market interest rates. Interest expense is required to be treated as an expense of the Trust for accounting purposes.

Management Fees [Percent]	[4],[5]	0.77%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		0.12%
Other Annual Expense 2 [Percent]	[6]	2.79%
Other Annual Expenses [Percent]	[7]	2.91%
Total Annual Expenses [Percent]	[7]	3.68%
Waivers and Reimbursements of Fees [Percent]	[4]
Net Expense over Assets [Percent]	[4]	3.68%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses (including the sales load of $10.00 and offering costs of $0.00) that you would pay on a $1,000 investment in common shares, assuming (i) total net annual expenses of 3.68% of net assets attributable to common shares and (ii) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$47	$122	$198	$399
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other Expenses” set forth in the Estimated Annual Expenses table are accurate and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Trust’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01		$ 47
Expense Example, Years 1 to 3		122
Expense Example, Years 1 to 5		198
Expense Example, Years 1 to 10		$ 399
Purpose of Fee Table , Note [Text Block]		The following table and example are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our common shares.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Trust. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
Other Expenses, Note [Text Block]
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other Expenses” set forth in the Estimated Annual Expenses table are accurate and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Trust’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Management Fee not based on Net Assets, Note [Text Block]		The Trust currently pays the Advisor a monthly fee at an annual contractual investment management fee rate of 0.50% of its average weekly managed assets. For purposes of calculating these fees, “managed assets” means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust’s accrued liabilities (other than money borrowed for investment purposes).
Acquired Fund Fees and Expenses, Note [Text Block]		The Total Annual Expenses does not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include acquired fund fees and expenses.
General Description of Registrant [Abstract]
Share Price [Table Text Block]
PRICE RANGE OF SHARES
The following table sets forth, for the quarters indicated, the highest and lowest daily closing prices on the NYSE per common share, and the NAV per common share and the premium to or discount from NAV, on the date of each of the high and low market prices. The table also sets forth the number of common shares traded on the NYSE during the respective quarters.

	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price		Trading Volume
During Quarter Ended	High	Low	High	Low	High	Low
March 31, 2025	$10.86	$10.15	$10.59	$10.14	2.55%	0.10%	7,637,892
December 31, 2024	$12.03	$10.39	$11.08	$10.31	8.57%	0.78%	9,289,850
September 30, 2024	$12.06	$10.55	$11.15	$10.46	8.16%	0.86%	10,186,620
June 30, 2024	$10.86	$10.23	$10.71	$10.24	1.35%	(0.10)%	8,354,790
March 31, 2024	$11.00	$10.37	$11.02	$10.61	(0.18)%	(2.26)%	11,686,607
December 31, 2023	$10.97	$9.14	$11.10	$9.70	(1.17)%	(5.77)%	13,106,334
September 30, 2023	$10.90	$9.85	$10.89	$10.12	0.09%	(2.67)%	8,953,910
June 30, 2023	$11.06	$10.21	$11.19	$10.75	(1.16)%	(5.02)%	10,749,339
March 31, 2023	$11.68	$10.51	$11.77	$11.01	(0.76)%	(4.54)%	11,040,096
As of June 18, 2025, the NAV per common share of the Trust was $10.13 and the market price per common share was $9.63, representing a discount to NAV of (4.94)%. Common shares of the Trust have historically traded at both a premium and discount to NAV.
As of June 18, 2025, the Trust has 54,168,168 common shares outstanding.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common shares
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 10.15	$ 10.39	$ 10.55	$ 10.23	$ 10.37	$ 9.14	$ 9.85	$ 10.21	$ 10.51
Highest Price or Bid				10.86	12.03	12.06	10.86	11.00	10.97	10.90	11.06	11.68
Lowest Price or Bid, NAV				10.14	10.31	10.46	10.24	10.61	9.70	10.12	10.75	11.01
Highest Price or Bid, NAV				$ 10.59	$ 11.08	$ 11.15	$ 10.71	$ 11.02	$ 11.10	$ 10.89	$ 11.19	$ 11.77
Highest Price or Bid, Premium (Discount) to NAV [Percent]				2.55%	8.57%	8.16%	1.35%	(0.18%)	(1.17%)	0.09%	(1.16%)	(0.76%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				0.10%	0.78%	0.86%	(0.10%)	(2.26%)	(5.77%)	(2.67%)	(5.02%)	(4.54%)
Share Price			$ 9.63
NAV Per Share			$ 10.13
Latest Premium (Discount) to NAV [Percent]			(4.94%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			common shares
Outstanding Security, Held [Shares]			54,168,168
Notes [Member]
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		The Trust’s investment objective is to provide current income and capital appreciation.

[1]	Represents the estimated commission with respect to the Trust’s common shares being sold in this offering. There is no guarantee that there will be any sales of the Trust’s common shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Trust’s common shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per share of any such sale may be greater than or less than the price set forth under “Capitalization” below, depending on market price of the Trust’s common shares at the time of any such sale.
[2]	Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Trust. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
[3]	Based on a sale price per share of $9.63, which represents the last reported sale price per share of the Trust’s common shares on the NYSE on June 18, 2025. Assumes all of the common shares being offered by this Prospectus Supplement and the accompanying Prospectus are sold. Represents the initial offering costs incurred by the Trust in connection with this offering, which are estimated to be $117,000. Offering costs generally include, but are not limited to, the preparation, review and filing with the SEC of the Trust’s registration statement, the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the Prospectus Supplement and the accompanying Prospectus and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the offering.
[4]	The Trust and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Trust’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates that have a contractual management fee, through June 30, 2027. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Trust pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2027. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Trust (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of the Trust or a majority of the outstanding voting securities of the Trust), upon 90 days’ written notice by the Trust to the Advisor.
[5]	The Trust currently pays the Advisor a monthly fee at an annual contractual investment management fee rate of 0.50% of its average weekly managed assets. For purposes of calculating these fees, “managed assets” means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust’s accrued liabilities (other than money borrowed for investment purposes).
[6]	Assumes the use of leverage in the form of reverse repurchase agreements representing 39.5% of managed assets at an annual interest expense to the Trust of 5.2%, which is based on current market conditions. The actual amount of interest expense borne by the Trust will vary over time in accordance with the level of the Trust’s use of reverse repurchase agreements and variations in market interest rates. Interest expense is required to be treated as an expense of the Trust for accounting purposes.
[7]	The Total Annual Expenses does not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include acquired fund fees and expenses.